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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Walter Capital Management LLP
Address:          63-64 New Broad Street
                  London, EC2M 1JJ England

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Benjamin Parker
Title:            Authorized Person
Phone:            44 207 417-1003

Signature, Place, and Date of Signing:

   /s/ Benjamin Parker            London, England               June 8, 2005
-------------------------     ------------------------      --------------------
       [Signature]                 [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     2
                                                                -------------

Form 13F Information Table Entry Total:                                16*
                                                                -------------

Form 13F Information Table Value Total:                          $  22,300
                                                                -------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number           Name

     1            28-5608                        S.A.C. Capital Management, LLC
    ---           -------------
     2            28-4043                        S.A.C. Capital Advisors, LLC
    ---           -------------




* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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
                                                        SHARES OR
                  TITLE OF                 USD VALUE    PRINCIPAL  INVESTMENT                  OTHER
NAME OF ISSUER     CLASS     CUSIP         (X,1000)     AMOUNT     DISCRETION      SHARES/PRN  MANAGER  VOTING AUTHORIZED SHARES
TIDEWATER         Common     886423102        260.00        6,700 Sole            Shares       1,2                     6,700
TIDEWATER         Common     886423102        517.00       13,300 Shared-other    Shares       1,2                    13,300
ICAGEN            Common     45104P104         47.00        7,370 Sole            Shares       1,2                     7,370
ICAGEN            Common     45104P104         93.00       14,630 Shared-other    Shares       1,2                    14,630
OWENS ILLINOIS    Common     690768403        632.00       25,125 Sole            Shares       1,2                    25,125
OWENS ILLINOIS    Common     690768403      1,254.00       49,875 Shared-other    Shares       1,2                    49,875
ULTRA PETRO       Common     903914109      1,703.00       33,500 Sole            Shares       1,2                    33,500
ULTRA PETRO       Common     903914109      3,380.00       66,500 Shared-other    Shares       1,2                    66,500
PIONEER NATL RSC  Common     723787107      1,432.00       33,500 Sole            Shares       1,2                    33,500
PIONEER NATL RSC  Common     723787107      2,842.00       66,500 Shared-other    Shares       1,2                    66,500
TRANSOCEAN        Common     G90078109      2,237.00       43,449 Sole            Shares       1,2                    43,449
TRANSOCEAN        Common     G90078109      4,441.00       86,251 Shared-other    Shares       1,2                    86,251
WESTWOOD ONE      Common     961815107      1,160.00       56,950 Sole            Shares       1,2                    56,950
WESTWOOD ONE      Common     961815107      2,302.00      113,050 Shared-other    Shares       1,2                   113,050